Components of Other Operating Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Component of Operating Other Cost and Expense [Line Items]
Business Promotion	$ 82.1	$ 81.0	$ 66.6
FDIC Insurance Premiums	29.3	33.9	54.1
Staff Related	37.6	37.4	31.3
Other Intangibles Amortization	17.5	14.4	16.2
Capital Support Agreements			(109.3)
Other Expenses	100.6	103.3	77.4
Total Other Operating Expense	$ 267.1	$ 270.0	$ 136.3